Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Impaired Loans by Loan Portfolio Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related allowance	$ 71	$ 39
Recorded investment	2,903	1,934
Unpaid principal balance	2,903	1,934
Average recorded investment	4,055	2,252
Interest income recognized	139	86
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	442	925
Unpaid principal balance, with no related allowance recorded	442	925
Average recorded investment, with no related allowance recorded	937	1,208
Interest income recognized, with no related allowance recorded	24	56
Recorded investment, with an allowance recorded	214	167
Unpaid principal balance, with an allowance recorded	214	167
Related allowance	70	28
Average recorded investment, with an allowance recorded	214	169
Interest income recognized, with an allowance recorded	5	8
Recorded investment	656	1,092
Unpaid principal balance	656	1,092
Average recorded investment	1,151	1,377
Interest income recognized	29	64
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Recorded investment, with no related allowance recorded		660
Unpaid principal balance, with no related allowance recorded		660
Average recorded investment, with no related allowance recorded	398	660
Interest income recognized, with no related allowance recorded	38	7
Recorded investment, with an allowance recorded	133	133
Unpaid principal balance, with an allowance recorded	133	133
Related allowance	1	11
Average recorded investment, with an allowance recorded	395	133
Interest income recognized, with an allowance recorded	9	9
Recorded investment	133	793
Unpaid principal balance	133	793
Average recorded investment	793	793
Interest income recognized	47	16
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Recorded investment, with no related allowance recorded	2,069
Unpaid principal balance, with no related allowance recorded	2,069
Average recorded investment, with no related allowance recorded	2,064
Interest income recognized, with no related allowance recorded	58
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment	2,069
Unpaid principal balance	2,069
Average recorded investment	2,064
Interest income recognized	58
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Recorded investment, with no related allowance recorded	45	49
Unpaid principal balance, with no related allowance recorded	45	49
Average recorded investment, with no related allowance recorded	47	82
Interest income recognized, with no related allowance recorded	5	6
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment	45	49
Unpaid principal balance	45	49
Average recorded investment	47	82
Interest income recognized	5	6
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized